Cover	Jun. 09, 2023
Cover [Abstract]
Entity Registrant Name	AmeriCrew Inc.
Entity Central Index Key	0001407573
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 09, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-3422241
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-174581
Entity Address Address Line 1	21 Omaha Street
Entity Address City Or Town	Dumont
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07628
City Area Code	201
Local Phone Number	387-7700